CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 93.5%
	FIXED INCOME - 93.5%
1,166,374	AB High Income Fund, Inc., Advisor Class	$ 9,330,989
1,305,866	AlphaCentric Income Opportunities Fund, Class I	15,892,391
1,161,382	American High-Income Trust, Class F-2	12,217,738
1,107,201	Janus Henderson High-Yield Fund, Class I	9,466,570
2,263,585	Lord Abbett Floating Rate Fund, Class I	19,082,025
961,354	PIMCO High Yield Fund, Institutional Class	8,661,796
817,220	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	8,531,777
	TOTAL OPEN END FUNDS (Cost $77,253,155)	83,183,286

	SHORT-TERM INVESTMENT — 6.8%
	MONEY MARKET FUND - 6.8%
6,095,004	Federated Hermes Government Obligations Fund, Institutional Class, 0.03% (Cost $6,095,004)(a)	6,095,004

	TOTAL INVESTMENTS - 100.3% (Cost $83,348,159)	$ 89,278,290
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(296,170)
	NET ASSETS - 100.0%	$ 88,982,120

(a)	Rate disclosed is the seven day effective yield as of October 31, 2021.